CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $)		Total	Director	Cash	Debt	Financing fees	Extensions of Debt	Accrued interest	Services	Trade payables	Employees as compensation and reimbursable expenses	Collateralized Loan Obligations	Patent	Settlement of Debt obligation	litigation settlement	Series A Preferred Stock	Series A Preferred Stock Director	Common Stock	Common Stock Director	Common Stock Cash	Common Stock Debt	Common Stock Financing fees	Common Stock Extensions of Debt	Common Stock Accrued interest	Common Stock Services	Common Stock Trade payables	Common Stock Employees as compensation and reimbursable expenses	Common Stock Patent	Common Stock Conversion of Series B Preferred Stock	Common Stock Settlement of Debt obligation	Common Stock litigation settlement	Additional Paid-in Capital	Additional Paid-in Capital Director	Additional Paid-in Capital Cash	Additional Paid-in Capital Debt	Additional Paid-in Capital Financing fees	Additional Paid-in Capital Extensions of Debt	Additional Paid-in Capital Accrued interest	Additional Paid-in Capital Services	Additional Paid-in Capital Trade payables	Additional Paid-in Capital Employees as compensation and reimbursable expenses	Additional Paid-in Capital Collateralized Loan Obligations	Additional Paid-in Capital Patent	Additional Paid-in Capital Conversion of Series B Preferred Stock	Additional Paid-in Capital Settlement of Debt obligation	Additional Paid-in Capital litigation settlement	Accumulated Deficit	Series B Preferred Stock	Series B Preferred Stock Conversion of Series B Preferred Stock
Beginning Balance (Restatement Adjustment)	[1]																	$ 33,378														$ 13,821,132
Beginning Balance at Dec. 31, 2008		(2,752,263)																																													(16,606,773)
Beginning Balance (in shares) (Restatement Adjustment)	[1]																	333,783,072
Adjustment for 200-to-1 reverse common stock split (in shares) (Restatement Adjustment)	[1]																	(332,113,880)
Adjusted for the 200-to-1 reverse common stock split (Restatement Adjustment)	[1]																	(33,211)														33,211
Issuance of Series B Preferred Stock (in shares)																																																500,000
Issuance of Series B Preferred Stock		275,000																																														50
Issuance of Series B Preferred Stock (Restatement Adjustment)	[1]																															274,950
Deemed dividend upon issuance of Series B Preferred Stock																																															(985,000)
Deemed dividend upon issuance of Series B Preferred Stock (Restatement Adjustment)	[1]																															985,000
Common stock cancelled (In shares) (Restatement Adjustment)	[1]																	(1,250)
Common stock cancelled (Restatement Adjustment)	[1]																	0														0
Net loss		(2,439,851)																																													(2,439,851)
Common stock and warrants issued (in shares) (Restatement Adjustment)	[1]																								159,500
Common stock and warrants issued									290,200
Common stock and warrants issued (Restatement Adjustment)	[1]																								16														290,184
Common stock issued (in shares)																																																	(500,000)
Common stock issued (in shares) (Restatement Adjustment)	[1]																			3,573,367	1,234,299			809,371	85,000			1,250,000	250,000
Common stock issued				1,066,000	157,750			286,444					1,875,000																																				(50)
Common stock issued (Restatement Adjustment)	[1]																			357	123			81	9			125	25					1,065,643	157,627			286,363	(9)				1,874,875	25
Equity awarded for compensation and contingent compensation (in shares) (Restatement Adjustment)	[1]																	437,500
Equity awarded for compensation and contingent compensation		182,400
Equity awarded for compensation and contingent compensation (Restatement Adjustment)	[1]																	44														182,356
Ending Balance (Restatement Adjustment)	[1]																	946														18,971,357
Ending Balance at Dec. 31, 2009		(1,059,320)																																													(20,031,624)
Ending Balance (in shares) (Restatement Adjustment)	[1]																	9,466,980
Common stock cancelled (In shares) (Restatement Adjustment)	[1]																	(166,337)
Common stock cancelled		(200,000)
Common stock cancelled (Restatement Adjustment)	[1]																	(17)														(199,983)
Conversion of convertible debentures and accrued interest into common stock (in shares) (Restatement Adjustment)	[1]																	261,513
Conversion of convertible debentures and accrued interest into common stock		233,550
Conversion of convertible debentures and accrued interest into common stock (Restatement Adjustment)	[1]																	26														233,524
Net loss		(7,040,767)																																													(7,040,767)
Common stock and warrants issued (in shares) (Restatement Adjustment)	[1]																								210,108
Common stock and warrants issued									456,310
Common stock and warrants issued (Restatement Adjustment)	[1]																								21														456,289
Common stock issued (in shares) (Restatement Adjustment)	[1]																		200,000	138,433	185,000						76,005			315,067	40,000
Common stock issued			400,000	128,200	143,963						178,000			459,998	68,000
Common stock issued (Restatement Adjustment)	[1]																		20	14	19						8			32	4		399,980	128,186	143,945						177,992				459,966	67,996
Warrants recorded as contingent compensation		253,308
Warrants recorded as contingent compensation (Restatement Adjustment)	[1]																															253,308
Reclassification of contracts to derivative liabilities due to commitment to issue shares in excess of amount authorized		(356,806)
Reclassification of contracts to derivative liabilities due to commitment to issue shares in excess of amount authorized (Restatement Adjustment)	[1]																															(356,806)
Beneficial conversion features		606,400
Beneficial conversion features (Restatement Adjustment)	[1]																															606,400
Ending Balance (Restatement Adjustment)	[1]																	1,072														21,342,155
Ending Balance at Dec. 31, 2010		(5,729,164)																214,524														21,128,703															(27,072,391)
Ending Balance (in shares) (Restatement Adjustment)	[1]																	10,726,440
Beginning Balance (in shares) at Dec. 31, 2010																		2,145,232,679
Adjustment for 200-to-1 reverse common stock split (in shares)																		(2,134,506,239)
Adjusted for the 200-to-1 reverse common stock split																		(213,451)														213,451
Warrants exercised (in shares)																		224,108
Warrants exercised		22																22
Common stock options awarded as compensation for past services		1,691,126																														1,691,126
Conversion of convertible debentures and accrued interest into common stock (in shares)																		2,213,077
Conversion of convertible debentures and accrued interest into common stock		426,368																221														426,147
Net loss		(6,927,652)																																													(6,927,652)
Issuance of preferred stock to directors (in shares)																	50,000
Issuance of preferred stock to directors			12,800														5																12,795
Common stock and warrants issued (in shares)																				475,605	1,545,000	20,000	295,000		3,214,414
Common stock and warrants issued				155,000	231,834	117,589	357,320		712,666											48	154	2	30		321									154,952	231,680	117,587	357,290		712,345
Common stock issued for reduction of contingent note (in shares)																		500,000
Common stock issued for reduction of contingent note		120,000																50														119,950
Gain on reduction of contingent note to related party		80,000																														80,000
Common stock issued (in shares)																								329,081		462,727	765,000
Common stock issued								85,876		259,800	45,900													33		46	77											85,843		259,754	45,823
Warrants recorded as contingent compensation		120,717																														120,717
Beneficial conversion features		258,328																														258,328
Warrants issued for release of loan collateral												27,000																														27,000
Ending Balance at Sep. 30, 2011		$ (7,954,470)														$ 5		$ 2,077														$ 26,043,491															$ (34,000,043)
Ending Balance (in shares) at Sep. 30, 2011																50,000		20,770,452

[1]	After the March 21, 2011, 200-to-1 reverse stock split: